Note 11 - Restricted Net Assets	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Restricted Assets Disclosure [Text Block]
11.	Restricted net assets

The Company's ability to pay dividends
may
depend on the Company receiving distributions of funds from its PRC subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company's PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company's PRC subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely a general reserve fund, the enterprise expansion fund and staff welfare and bonus funds which are appropriated from net profit as reported in the enterprise's PRC statutory accounts. A foreign invested enterprise is required to allocate at least
10%
of its annual after-tax profit to the general reserve until such reserve has reached
50%
of its respective registered capital based on the enterprise's PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not
distributable as cash dividends. Wanchun Shenzhen was established as a foreign invested enterprise and therefore is subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least
10%
of its annual after-tax profit until such reserve has reached
50%
of its respective registered capital based on the enterprise's PRC statutory accounts. A domestic enterprise is also required to provide discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise's PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not
distributable as dividends. Wanchunbulin and Beijing Wanchun were established as domestic invested enterprises and therefore are subject to the above mandated restrictions on distributable profits.

Foreign exchange and other regulations in the PRC further restrict the Company's PRC subsidiaries from transferring funds to the Company in the form of loans, advances or cash dividends. As of
December 31, 2019
and
2020,
restricted net assets of the Company's PRC subsidiaries were
$2,032
and
$nil,
respectively.